Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of VIEs and the VIE’s subsidiaries	As of June 30, 2023, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries were as the following:
	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding and Operating
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Holding and Operating
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Holding and Operating
Shenzhen Leshare Investment Co., Ltd. (“Shenzhen Leshare”)	June 27, 2018	PRC	100%	Holding and Operating
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Holding and Operating
Horgos Glary Prosperity Culture Co., Ltd, Beijing Branch (“Glary Prosperity BJ”)	May 8, 2018	PRC	51%	Holding and Operating
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 20, 20220	PRC	100%	Holding and Operating